Document and Entity Information	Jul. 29, 2019
Cover [Abstract]
Entity Registrant Name	Mylan N.V.
Entity Incorporation, State or Country Code	P7
Entity Address, Country	GB
Amendment Flag	false
Entity Central Index Key	0001623613
Document Type	8-K
Document Period End Date	Jul. 29, 2019
Entity File Number	333-199861
Entity Tax Identification Number	98-1189497
Entity Address, Address Line One	Building 4
Entity Address, Address Line Two	Trident Place
Entity Address, Address Line Three	Mosquito Way
Entity Address, City or Town	Hatfield
Entity Address, Region	Hertfordshire
Entity Address, Postal Zip Code	AL10 9UL
City Area Code	+44 (0)
Local Phone Number	1707-853-000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, nominal value €0.01
Trading Symbol	MYL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false